Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2018
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 6.      Marketable Securities:

	June 30,	December 31,
	2018	2017
Fair value at beginning of year	$239,232	$541,216
Decrease in fair value	(11,604)	(301,984)
Fair value at balance sheet date	$227,628	$239,232